Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

4. Property and Equipment, Net

The following table details property and equipment, less accumulated depreciation (dollars in thousands):

	September 30, 2024	December 31, 2023
Computers and equipment	$258	$276
Furniture and fixtures	152	152
Improvements	186	171
Internal-use software development	1,101	-
Total property and equipment	1,697	599
Less: accumulated depreciation	(397)	(293)
Net property and equipment	$1,300	$306

Depreciation expense was $0.13 million and $0.04 million for the three-month periods ended September 30, 2024, and 2023, respectively, and $0.36 million and $0.11 million for the nine-month periods ended September 30, 2024 and 2023, respectively.

5.	Property and Equipment, Net

The following table details property and equipment, less accumulated depreciation (dollars in thousands):

	December 31,
	2023	2022
Buildings	$-	$1,360
Computers and equipment	276	247
Furniture and fixtures	152	149
Improvements	171	164
Total property and equipment	599	1,920
Less: accumulated depreciation	(293)	(224)
Net property and equipment	$306	$1,696

Depreciation expense was $148,150 and $141,566 for the years ended December 31, 2023 and 2022, respectively. During the year ended December 31, 2023, the Company’s subsidiary, Charge Savvy, sold a building it owned and recognized a gain on sale of $1.1 million.